Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended June 30,		For the six months ended June 30,

	2016	2015	2016	2015
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$293.950	$240.768	$521.966	$450.316

Denominators:
Weighted average number of Ordinary shares outstanding	305.507.271	304.172.400	305.416.228	303.929.089
Potentially dilutive Ordinary shares	258.027	1.155.218	228.752	1.052.769
Total weighted average Ordinary shares outstanding assuming dilution	305.765.298	305.327.618	305.644.980	304.981.858

Basic earnings per share	$0,96	$0,79	$1,71	$1,48
Fully diluted earnings per share	$0,96	$0,79	$1,71	$1,48